Global Beta ETF Trust
Global Beta Smart Income ETF
Schedule of Investments
August 31, 2020 (Unaudited)

COMMON STOCKS - 99.8%	Number of Shares	Value
Communication Services - 7.9%
Interpublic Group of Companies, Inc.	825	$14,652
Lumen Technologies, Inc.	2,998	32,228
Verizon Communications, Inc.	1,258	74,562
		121,442
Consumer Discretionary - 2.0%
H&R Block, Inc.	264	3,828
Leggett & Platt, Inc.	187	7,667
Newell Brands, Inc.	893	14,270
Wyndham Destinations, Inc.	173	5,015
		30,780
Consumer Staples - 13.1%
Archer-Daniels-Midland Co.	1,754	78,509
Coca-Cola Co.	1,133	56,117
Nu Skin Enterprises, Inc. - Class A	85	4,018
Walgreens Boots Alliance, Inc.	1,696	64,482
		203,126
Energy - 17.7%
Chevron Corp.	760	63,787
Exxon Mobil Corp.	1,483	59,231
Kinder Morgan, Inc.	1,157	15,990
Marathon Petroleum Corp.	1,850	65,601
Valero Energy Corp.	1,083	56,955
Williams Companies, Inc.	596	12,373
		273,937
Financials - 9.2%
American Financial Group, Inc.	162	10,830
Associated Banc-Corp	158	2,124
Cathay General Bancorp	41	1,012
Citizens Financial Group, Inc.	420	10,865
Comerica, Inc.	130	5,139
Federated Hermes, Inc. - Class B	87	2,080
First Horizon National Corp.	304	2,903
F.N.B. Corp.	271	2,033
Franklin Resources, Inc.	366	7,708
Hanover Insurance Group, Inc.	68	6,969
Huntington Bancshares, Inc.	772	7,265
Janus Henderson Group PLC ^	137	2,839
KeyCorp	782	9,634
Mercury General Corp.	125	5,591
Navient Corp.	907	8,245
New York Community Bancorp, Inc.	272	2,462
Old Republic International Corp.	510	8,216
People's United Financial, Inc.	280	2,962
Principal Financial Group, Inc.	552	23,245
Regions Financial Corp.	774	8,947
Synovus Financial Corp.	148	3,237
Umpqua Holdings Corp.	190	2,143
United Bankshares, Inc.	43	1,124
Valley National Bancorp	283	2,125
Webster Financial Corp.	74	2,035
		141,733
Health Care - 7.1%
Gilead Sciences, Inc.	435	29,036
Pfizer, Inc.	2,140	80,871
		109,907
Industrials - 14.9%
3M Co.	290	47,276
HNI Corp.	106	3,376
MSC Industrial Direct Co., Inc. - Class A	65	4,283
PACCAR, Inc.	465	39,916
Ryder System, Inc.	334	13,661
United Parcel Service, Inc. - Class B	675	110,443
Watsco, Inc.	33	8,085
Werner Enterprises, Inc.	87	4,003
		231,043
Information Technology - 11.8%
Broadcom, Inc.	104	36,104
Hewlett Packard Enterprise Co.	3,921	37,916
HP, Inc.	4,152	81,172
NetApp, Inc.	181	8,577
NortonLifeLock, Inc.	181	4,257
Seagate Technology PLC	290	13,917
		181,943
Materials - 7.1%
Chemours Co.	471	9,731
Compass Minerals International, Inc.	41	2,334
Dow, Inc.	1,409	63,574
Eastman Chemical Co.	181	13,233
Greif, Inc. - Class A	104	3,832
Olin Corp.	644	7,245
Packaging Corp of America	100	10,124
		110,073
Real Estate - 2.4%
Apartment Investment and Management Co. - Class A	39	1,405
GEO Group, Inc.	281	3,136
Healthpeak Properties, Inc.	104	2,875
Highwoods Properties, Inc.	27	1,006
Iron Mountain, Inc.	215	6,469
Mack-Cali Realty Corp.	31	392
Medical Properties Trust, Inc.	70	1,301
Physicians Realty Trust	42	762
PotlatchDeltic Corp.	32	1,473
Rayonier, Inc.	46	1,347
Simon Property Group, Inc.	117	7,938
Spirit Realty Capital, Inc.	20	710
STORE Capital Corp.	47	1,271
Welltower, Inc.	130	7,478
		37,563
Utilities - 6.6%
AES Corp.	1,029	18,265
Dominion Energy, Inc.	288	22,591
DTE Energy Co.	162	19,224
Edison International	292	15,324
MDU Resources Group, Inc.	361	8,527
National Fuel Gas Co.	54	2,464
NorthWestern Corp.	29	1,498
OGE Energy Corp.	104	3,313
PPL Corp.	412	11,384
		102,590
TOTAL COMMON STOCKS (Cost $1,464,073)		1,544,137
MONEY MARKET FUND - 0.1%
First American Government Obligations Fund - Class X, 0.07% (a)	1,250	1,250
TOTAL MONEY MARKET FUND (Cost $1,250)		1,250
TOTAL INVESTMENTS - 99.9% (Cost $1,465,323)		1,545,387
OTHER ASSETS LESS LIABILITIES - 0.1%		2,151
TOTAL NET ASSETS - 100.0%		$1,547,538

^ U.S. Dollar-denominated foreign security.
(a) 7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P. Global Beta Advsiors LLC is licensed to use GICS sector classification through its licensed agreement with S&P.